FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($)		Oct. 28, 2020 USD ($)	Oct. 09, 2020 USD ($)	Oct. 17, 2019 USD ($)	Dec. 31, 2018 USD ($)
Common shares
Disclosure of financial liabilities [line items]
Authorized capital				$ 50,000
Debt instrument coverage ratio	1.20
Debt instrument EBITDA ratio	3.00
Aggregate indebtedness maximum	$ 135,000
Current assets	121,716	$ 105,837	[1]
Current liabilities	117,078	122,394	[1]
Cash and cash equivalents	60,809	53,367	[1],[2]				$ 96,507	[2]
Equity/(deficiency)	25,774	(32,123)	[1]				$ 41,975
Long-term debt	55,732	90,782	[1]
Equity and long term debt	81,506	58,659
Equity and long term debt less cash and cash equivalents	20,697	5,292
Debt	55,732	90,782
Projected change in interest charges	600
Cash and cash equivalent in foreign currency	$ 20,600	6,100
Projected change in gold price, per ounce | oz	100
Projected change in revenue	$ 15,400
Projected change in operating cash flows	$ 13,000
Price per ounce of gold | oz	1,891
Realized loss on non-hedge derivative contracts (Note 24)	$ 794	(1,642)	[2]
(Gain)/loss on fair value of derivative financial instruments	(794)	1,642
Macquarie Credit Facility
Disclosure of financial liabilities [line items]
Cash available after repayment of convertible debt	25,000
Undrawn borrowing facilities	10,000
Long-term debt	54,547	42,386
Debt					$ 50,000
Notional amount	60,000				$ 70,000	$ 60,000
Non-hedge derivative contracts
Disclosure of financial liabilities [line items]
Realized loss on non-hedge derivative contracts (Note 24)	(2,476)	0
(Gain)/loss on fair value of derivative financial instruments	$ 2,171	$ 211
LIBOR | Macquarie Credit Facility
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	4.50%

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.